FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 2011

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Tyndall Capital Partners, L.P.
                      -----------------------------------

              Address:  599 Lexington Avenue, Suite 4100
                        -----------------------------------
                        New York, New York  10022
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 10427
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Halis
           -----------------

Title:     Manager
           -----------------

Phone:     212-446-2460
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis           New York, NY              November 14, 2011
----------------------       ----------------           -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:       28
---------------------------------------       --


Form 13F Information Table Value Total:       $97,692    (thousands)
---------------------------------------       ----------------------


List of Other Included Managers:     None
--------------------------------     ----

                         Tyndall Capital Partners, L.P.
                           Form 13F Information Table
                               September 30, 2011



                               Title of                Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                   Class      Cusip     (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD     NONE
ANADARKO PETE CORP             COM           032511107    9,456     149,978  SH          SOLE              149,978
ASSISTED LIVING CONCPT NEV N   CL A NEW      04544X300    2,800     220,988  SH          SOLE              220,988
ASSOCIATED BANC CORP           COM           045487105      264      28,408  SH          SOLE               28,408
BIOGEN IDEC INC                COM           09062X103    7,556      81,117  SH          SOLE               81,117
CARDINAL HEALTH INC            COM           14149Y108      628      15,000  SH          SOLE               15,000
CELESTICA INC                  SUB VTG SHS   15101Q108      344      47,424  SH          SOLE               47,424
EAGLE BANCORP MONT INC         COM           26942G100    1,260     119,790  SH          SOLE              119,790
ERIE INDTY CO                  CL A          29530P102   10,645     149,544  SH          SOLE              149,544
FIRST CTZNS BANCSHARES INC N   CL A          31946M103      780       5,433  SH          SOLE                5,433
FIRST FINANCIAL NORTHWEST IN   COM           32022K102    1,980     352,300  SH          SOLE              352,300
GENERAL ELECTRIC CO            COM           369604103    1,499      98,520  SH          SOLE               98,520
GREIF INC                      CL B          397624206   10,851     252,339  SH          SOLE              252,339
HSN INC                        COM           404303109      248       7,495  SH          SOLE                7,495
HUNTINGTON INGALLS INDS INC    COM           446413106    1,054      43,303  SH          SOLE               43,303
JPMORGAN CHASE & CO            COM           46625H100      904      30,000  SH          SOLE               30,000
MI DEVS INC                    COM           55304X104   10,010     377,025  SH          SOLE              377,025
ONEIDA FINL CORP MD            COM           682479100    2,696     301,528  SH          SOLE              301,528
PATHFINDER BANCORP INC         COM           70320A103      274      32,000  SH          SOLE               32,000
RIVER VY BANCORP               COM           768475105      726      44,532  SH          SOLE               44,532
SANMINA SCI CORP               COM NEW       800907206      373      55,797  SH          SOLE               55,797
SANOFI                         RIGHT
                               12/31/2020    80105N113    4,691   4,425,178  SH          SOLE            4,425,178
SCRIPPS E W CO OHIO            CL A NEW      811054402    3,875     553,505  SH          SOLE              553,505
SYMANTEC CORP                  COM           871503108      311      19,065  SH          SOLE               19,065
TELEPHONE & DATA SYS INC       SPL COM       879433860    3,163     160,000  SH          SOLE              160,000
UNITED CMNTY BANCORP           COM           90984H103      669     113,362  SH          SOLE              113,362
VODAFONE GROUP PLC NEW         SPONS
                               ADR NEW       92857W209    5,818     226,744  SH          SOLE              226,744
WASHINGTON POST  CO            CL B          939640108   14,264      43,624  SH          SOLE               43,624
WAYNE SVGS BANCSHARES INC NE   COM           94624Q101      553      64,720  SH          SOLE               64,720



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